Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of income (loss) before income taxes are as follows:

	2013	2012	2011
United States	$(61.1)	$(261.2)	$(252.5)
Foreign	3.9	6.3	5.7
Noncontrolling interests	64.2	46.3	(7.3)
Income (loss) before income taxes	$7.0	$(208.6)	$(254.1)

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities at December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:
Net operating loss and tax credit carryforwards	$663.5	$625.0
Postretirement benefits	185.0	231.6
Pension benefits	216.6	374.0
Inventories	118.8	116.7
Other assets	96.3	94.4
Valuation allowance	(764.1)	(873.1)
Total deferred tax assets	516.1	568.6
Deferred tax liabilities:
Depreciable assets	(333.1)	(357.7)
Other liabilities	(36.8)	(49.5)
Total deferred tax liabilities	(369.9)	(407.2)
Net deferred tax assets	$146.2	$161.4

Summary of Valuation Allowance
The following reflects changes in the valuation allowance for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of year	$873.1	$22.3	$21.6
Change in valuation allowance:
Included in income tax expense (benefit)	21.9	865.5	0.7
Change in deferred assets related to other comprehensive income	(130.9)	—	—
Included in stockholders’ equity related to issuance of exchangeable debt	—	(14.7)	—
Balance at end of year	$764.1	$873.1	$22.3

Schedule of Components of Income Tax Expense (Benefit)
Significant components of income tax expense (benefit) are as follows:

	2013	2012	2011
Current:
Federal	$(3.4)	$—	$—
State	0.2	1.0	(2.1)
Foreign	1.9	1.9	1.8
Noncontrolling interests	—	17.6	(2.8)
Deferred:
Federal	14.0	31.5	(84.9)
State	1.2	2.8	(6.0)
Amount allocated to other comprehensive income	(22.7)	—	—
Change in valuation allowance on beginning-of-the-year deferred tax assets	(1.6)	735.2	—
Income tax expense (benefit)	$(10.4)	$790.0	$(94.0)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax on income (loss) before income taxes computed at the U.S. federal statutory tax rates to actual income tax expense (benefit) is as follows:

	2013	2012	2011
Income tax expense (benefit) at U.S. federal statutory rate	$2.4	$(73.0)	$(89.0)
Income tax expense on noncontrolling interest earnings not taxable to the Company	(22.5)	—	—
State and foreign tax expense, net of federal tax	1.7	(4.8)	(9.9)
Increase in deferred tax asset valuation allowance	21.9	865.5	—
Amount allocated to other comprehensive income	(22.7)	—	—
Effect of state law changes on deferred tax assets, net of federal tax	—	—	2.0
Change in accrual for uncertain tax positions	(1.7)	—	—
Stock compensation in excess of tax deduction	3.1	—	—
Expiration of charitable contribution carryforwards	2.5	—	—
Other permanent differences	4.9	2.3	2.9
Income tax expense (benefit)	$(10.4)	$790.0	$(94.0)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the change in federal and state unrecognized tax benefits for 2013, 2012 and 2011 is presented below:

	2013	2012	2011
Balance at beginning of year	$54.0	$49.2	$50.3
Increases (decreases) for prior year tax positions	(0.8)	1.6	1.3
Increases (decreases) for current year tax positions	0.9	3.7	(0.7)
Increases (decreases) related to settlements	—	—	(0.2)
(Decreases) related to statute lapse	(0.3)	(0.5)	(1.5)
Balance at end of year	$53.8	$54.0	$49.2